Finance Lease Receivables - Disclosure of payments to received on finance lease receivables (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Disclosure of maturity analysis of finance lease payments receivable [line items]
less: amount representing interest income	$ (43,078)
Finance Lease Receivable	162,945
Current Portion of Finance Lease Receivable	47,227	$ 111,529
Long Term Portion of Finance Lease Receivable	115,718	$ 1,046,855
Year 1 [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Payments to be received on Finance Lease Receivables	54,841
Year 2 [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Payments to be received on Finance Lease Receivables	67,480
Year 3 [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Payments to be received on Finance Lease Receivables	37,200
Year 4 [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Payments to be received on Finance Lease Receivables	37,200
Year 5 [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Payments to be received on Finance Lease Receivables	$ 9,302